UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5125
Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2008 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)

Beverages--10.6%
Anheuser-Busch	130,100	6,173,245
Coca-Cola	600,500	36,552,435
PepsiCo	318,900	23,024,580
		65,750,260
Consumer Discretionary--14.2%
Christian Dior	72,700 a	8,046,916
McDonald's	204,500	11,404,965
McGraw-Hill	323,600	11,957,020
News, Cl. A	606,436	11,370,675
News, Cl. B	9,800 a	186,592
Philip Morris International	620,400 b	31,379,832
Polo Ralph Lauren	40,000 a	2,331,600
Target	216,900	10,992,492
		87,670,092
Consumer Staples--17.4%
Altria Group	620,400	13,772,880
Estee Lauder, Cl. A	65,000	2,980,250
Nestle, ADR	217,000	27,114,150
Procter & Gamble	410,000	28,728,700
SYSCO	100,000	2,902,000
Wal-Mart Stores	105,700	5,568,276
Walgreen	624,900	23,802,441
Whole Foods Market	70,000 a	2,307,900
		107,176,597
Energy--19.9%
BP, ADR	70,000 a	4,245,500
Chevron	292,300	24,950,728
ConocoPhillips	215,000	16,385,150
Exxon Mobil	530,064	44,832,813
Halliburton	100,000 a	3,933,000
Occidental Petroleum	140,000 a	10,243,800
Royal Dutch Shell, ADR	59,800	4,125,004
Total, ADR	120,000 a	8,881,200
Transocean	41,975 a,b	5,675,020
		123,272,215
Financial--7.4%
American Express	145,500	6,361,260
American International Group	90,920	3,932,290
Ameriprise Financial	61,500	3,188,775
Bank of America	291,216	11,039,999
Citigroup	251,524	5,387,644
HSBC Holdings, ADR	50,000 a	4,115,000
JPMorgan Chase & Co.	140,100	6,017,295
Merrill Lynch & Co.	145,500 a	5,927,670
		45,969,933

Health Care--8.9%
Abbott Laboratories	284,100	15,668,115
Johnson & Johnson	355,000	23,028,850
Medtronic	65,000 a	3,144,050
Merck & Co.	180,000	6,831,000
Roche Holding, ADR	64,000	6,023,680
		54,695,695
Industrial--8.6%
Caterpillar	50,000 a	3,914,500
Emerson Electric	272,800	14,038,288
Fluor	40,000 a	5,646,400
General Electric	678,700	25,118,687
United Technologies	64,000	4,404,480
		53,122,355
Information Technology--10.3%
Apple	50,000 b	7,175,000
Automatic Data Processing	120,000	5,086,800
Cisco Systems	260,000 b	6,263,400
Intel	1,054,700	22,338,546
Microsoft	477,300	13,545,774
QUALCOMM	90,000	3,690,000
Texas Instruments	188,500	5,328,895
		63,428,415
Materials--1.7%
Praxair	121,000	10,191,830
Total Common Stocks
(cost $414,957,003)		611,277,392

Investment of Cash Collateral for
Securities Loaned--8.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $52,013,477)	52,013,477 [c]	52,013,477

Total Investments (cost $466,970,480)	107.4%	663,290,869
Liabilities, Less Cash and Receivables	(7.4%)	(45,764,252)
Net Assets	100.0%	617,526,617

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio's securities on loan is $50,968,972 and the total market value of the collateral held by the portfolio is $52,013,477.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $466,970,480. Net unrealized appreciation on investments was $196,320,389 of which $215,067,857 related to appreciated investment securities and $18,747,468 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	663,290,869		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	663,290,869		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Developing Leaders Portfolio
March 31, 2008 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Commercial & Professional Services--11.2%
Anixter International	67,300 a,b	4,309,892
Applied Industrial Technologies	72,500	2,167,025
COMSYS IT Partners	208,900 b	1,767,294
Concur Technologies	60,500 a,b	1,878,525
Deluxe	54,100	1,039,261
IKON Office Solutions	343,800 a	2,612,880
Kelly Services, Cl. A	42,100 a	865,576
MPS Group	225,900 a,b	2,670,138
Nash Finch	20,700 a	703,386
Performance Food Group	98,500 b	3,218,980
Portfolio Recovery Associates	38,600 a	1,655,554
PSS World Medical	25,700 a,b	428,162
Rush Enterprises, Cl. A	151,500 a,b	2,399,760
ScanSource	83,800 a,b	3,032,722
School Specialty	76,800 a,b	2,422,272
Spherion	395,300 b	2,419,236
Standard Register	74,800 a	582,692
TeleTech Holdings	148,000 a,b	3,324,080
United Stationers	83,200 a,b	3,968,640
Viad	97,800 a	3,521,778
		44,987,853
Communications--1.6%
Alaska Communications Systems
Group	259,700 a	3,178,728
NTELOS Holdings	96,500 a	2,335,300
USA Mobility	104,800 b	748,272
		6,262,300
Consumer Durables--2.8%
Avatar Holdings	29,100 a,b	1,268,469
Fossil	124,300 a,b	3,796,122
JAKKS Pacific	18,100 b	499,017
LoJack	204,377 a,b	2,583,325
Movado Group	17,400	339,126
Polaris Industries	62,900 a	2,579,529
		11,065,588
Consumer Non-Durables--5.0%
American Greetings, Cl. A	156,200	2,897,510
Cal-Maine Foods	88,700 a	2,960,806
Central European Distribution	17,900 a,b	1,041,601
Deckers Outdoor	19,800 b	2,134,836
Flowers Foods	38,400 a	950,400
Imperial Sugar	180,300 a	3,393,246
Perry Ellis International	123,400 a,b	2,693,822
Universal	44,900 a	2,942,297
Warnaco Group	25,000 b	986,000
		20,000,518
Consumer Services--5.8%
Belo, Cl. A	161,600	1,708,112
Chipotle Mexican Grill, Cl. B	11,900 b	1,155,371
DeVry	54,700	2,288,648
Entercom Communications, Cl. A	49,100 a	487,563
Jack in the Box	101,200 b	2,719,244

Lee Enterprises	53,100 a	531,531
Monarch Casino & Resort	48,600 b	860,706
Pre-Paid Legal Services	36,900 b	1,564,929
Priceline.com	48,000 a,b	5,801,280
Sinclair Broadcast Group, Cl. A	334,500 a	2,980,395
Sotheby's	87,000 a	2,515,170
Strayer Education	3,800	579,500
		23,192,449
Electronic Technology--9.1%
Amkor Technology	252,400 b	2,700,680
Anaren	54,800 b	693,768
Blue Coat Systems	81,000 b	1,785,240
Comtech Telecommunications	57,200 a,b	2,230,800
CTS	130,000	1,391,000
Cubic	64,200 a	1,825,206
Curtiss-Wright	9,700	402,356
Cymer	36,100 a,b	940,044
Dionex	10,300 b	792,997
EMS Technologies	37,200 a,b	1,009,608
FEI	35,200 a,b	768,416
GeoEye	56,200 b	1,460,638
Immersion	242,500 a,b	1,724,175
Intevac	250,500 b	3,243,975
Methode Electronics	66,500	777,385
Novatel Wireless	242,000 a,b	2,342,560
OmniVision Technologies	122,400 a,b	2,058,768
ON Semiconductor	218,300 a,b	1,239,944
Oplink Communications	131,100 a,b	1,162,857
Orbital Sciences	148,500 a,b	3,578,850
Plexus	18,500 a,b	518,925
Power Integrations	55,500 b	1,623,930
Sigma Designs	54,600 a,b	1,237,782
Synaptics	20,900 a,b	499,092
Technitrol	18,400 a	425,592
		36,434,588
Energy Minerals--5.7%
Atlas America	49,400	2,985,736
Berry Petroleum, Cl. A	24,100	1,120,409
Bois d'Arc Energy	187,000 a,b	4,018,630
Comstock Resources	18,200 b	733,460
Contango Oil & Gas	39,700 b	2,565,017
Mariner Energy	190,500 a,b	5,145,405
PetroHawk Energy	181,400 b	3,658,838
PetroQuest Energy	25,500 b	442,170
Resource America, Cl. A	49,200 a	464,940
Stone Energy	16,800 a,b	878,808
Western Refining	52,900 a	712,563
		22,725,976
Finance--13.5%
Amerisafe	61,700 b	779,888
AmTrust Financial Services	72,100	1,168,741
Apollo Investment	26,600 a	421,078
Aspen Insurance Holdings	47,000	1,239,860
Cathay General Bancorp	59,400 a	1,231,362
Commerce Group	75,800	2,733,348
Corus Bankshares	234,600 a	2,282,658
Delphi Financial Group, Cl. A	18,100	529,063
Financial Federal	32,000 a	697,920
First Financial Bancorp	107,100	1,440,495

First Midwest Bancorp	33,800 a	938,626
FirstFed Financial	57,600 a,b	1,563,840
FirstMerit	170,200 a	3,516,332
Frontier Financial	96,400 a	1,704,352
GFI Group	31,300 a	1,793,490
Great Southern Bancorp	24,800 a	387,128
Greenhill & Co.	45,200 a	3,144,112
Hercules Technology Growth Capital	38,400	417,024
Max Capital Group	44,000	1,152,360
National Penn Bancshares	134,928 a	2,454,340
NYMAGIC	29,800 a	676,758
Odyssey Re Holdings	71,500	2,627,625
optionsXpress Holdings	18,900 a	391,419
Pacific Capital Bancorp	179,800 a	3,865,700
Phoenix Cos.	350,600 a	4,280,826
Platinum Underwriters Holdings	12,000	389,520
RLI	77,600 a	3,846,632
RSC Holdings	156,200 a,b	1,702,580
Susquehanna Bancshares	154,100 a	3,139,017
SVB Financial Group	35,300 a,b	1,540,492
WesBanco	27,900 a	689,409
WSFS Financial	23,100 a	1,138,368
Zenith National Insurance	16,200 a	580,932
		54,465,295
Health Care Technology--10.9%
American Oriental Bioengineering	241,300 a,b	1,954,530
Analogic	41,300	2,748,102
Auxilium Pharmaceuticals	127,700 a,b	3,414,698
BioMarin Pharmaceutical	56,000 a,b	1,980,720
Bruker	187,800 a,b	2,890,242
CONMED	150,400 b	3,856,256
Cubist Pharmaceuticals	215,100 a,b	3,962,142
Cyberonics	32,800 b	475,600
Cynosure, Cl. A	136,772 a,b	2,913,244
Hologic	41,200 a,b	2,290,720
Invacare	20,400	454,512
Lifecell	69,200 a,b	2,908,476
Martek Biosciences	74,500 b	2,277,465
Medicis Pharmaceutical, Cl. A	50,700	998,283
Meridian Bioscience	18,000	601,740
Onyx Pharmaceuticals	77,500 a,b	2,249,825
OSI Pharmaceuticals	96,100 a,b	3,593,179
Par Pharmaceutical Cos.	21,400 a,b	372,146
PharmaNet Development Group	45,400 b	1,145,442
ViroPharma	145,700 a,b	1,302,558
XenoPort	26,900 b	1,088,643
		43,478,523
Industrial Services--3.2%
Atwood Oceanics	9,500 b	871,340
Dycom Industries	105,800 b	1,270,658
EMCOR Group	61,500 a,b	1,365,915
Michael Baker	96,500 b	2,167,390
Perini	91,500 b	3,315,045
Trico Marine Services	90,700 b	3,534,579
W-H Energy Services	6,500 b	447,525
		12,972,452
Non-Energy Minerals--1.9%
Kaiser Aluminum	36,800 a	2,550,240
Olin	184,500 a	3,645,720

Quanex	15,900 a	822,666
Worthington Industries	23,600 a	398,132
		7,416,758
Process Industries--6.0%
AptarGroup	74,300	2,892,499
Buckeye Technologies	172,800 a,b	1,928,448
CF Industries Holdings	53,200 a	5,512,584
Glatfelter	29,900	451,789
GrafTech International	309,100 a,b	5,010,511
H.B. Fuller	51,200 a	1,044,992
Landec	90,400 b	762,072
Mercer International	93,600 a,b	652,392
Schulman (A.)	30,800 a	632,324
Sensient Technologies	22,600 a	666,474
Terra Industries	125,600 a,b	4,462,568
		24,016,653
Producer Manufacturing--5.6%
Aaon	45,900	919,377
Actuant, Cl. A	20,700	625,347
Ampco-Pittsburgh	15,500	666,345
Apogee Enterprises	134,200 a	2,066,680
Astec Industries	26,400 b	1,023,264
Baldor Electric	34,500 a	966,000
Chart Industries	114,600 b	3,878,064
Columbus McKinnon	33,500 a,b	1,037,830
Dynamic Materials	15,300	660,960
FuelCell Energy	268,400 a,b	1,784,860
Kadant	25,500 a,b	749,190
Knoll	235,900 a	2,722,286
L.B. Foster	39,400 a,b	1,696,564
Mueller Industries	16,800	484,680
Regal-Beloit	28,600 a	1,047,618
Tecumseh Products, Cl. A	18,100 b	555,308
Wabtec	34,200 a	1,287,972
Walter Industries	7,000	438,410
		22,610,755
Retail Trade--3.9%
Aeropostale	129,200 a,b	3,502,612
Asbury Automotive Group	195,200 a	2,685,952
Big Lots	19,200 a,b	428,160
Casey's General Stores	18,100	409,060
Great Atlantic & Pacific Tea	68,500 b	1,796,070
JoS. A. Bank Clothiers	95,600 a,b	1,959,800
Men's Wearhouse	25,900 a	602,693
Systemax	228,500 a	2,755,710
Winn-Dixie Stores	86,000 a,b	1,544,560
		15,684,617
Technology Services--8.8%
Air Methods	77,000 a,b	3,724,490
Albany Molecular Research	132,000 a,b	1,602,480
AMERIGROUP	72,700 a,b	1,986,891
Ansoft	84,800 b	2,588,096
Apria Healthcare Group	156,700 a,b	3,094,825
CSG Systems International	113,700 a,b	1,292,769
HealthSpring	20,600 b	290,048
Heartland Payment Systems	18,700 a	430,287
InfoSpace	124,900	1,445,093
JDA Software Group	192,800 a,b	3,518,600
Manhattan Associates	142,500 b	3,267,525

Molina Healthcare	34,800 a,b	849,816
Sohu.com	22,600 b	1,019,938
SPSS	51,500 a,b	1,997,170
Sykes Enterprises	194,000 b	3,412,460
VASCO Data Security International	73,200 a,b	1,001,376
Vignette	232,000 b	3,064,720
Vocus	22,400 b	591,360
		35,177,944
Transportation--1.4%
Genco Shipping and Trading	10,600 a	598,158
Golar LNG	44,900	820,323
Pacer International	172,800 a	2,839,104
Pinnacle Airlines	67,100 a,b	585,783
TBS International, Cl. A	23,600 b	712,720
		5,556,088
Utilities--3.0%
CH Energy Group	35,600 a	1,384,840
Cleco	24,100	534,538
Consolidated Water	17,500	385,525
El Paso Electric	175,800 b	3,756,846
New Jersey Resources	72,750 a	2,258,888
Piedmont Natural Gas	89,200 a	2,342,392
Portland General Electric	57,700	1,301,135
		11,964,164
Total Common Stocks
(cost $447,846,585)		398,012,521

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,486,000)	2,486,000 [c]	2,486,000

Investment of Cash Collateral for
Securities Loaned--34.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $136,542,893)	136,542,893 [c]	136,542,893

Total Investments (cost $586,875,478)	134.1%	537,041,414
Liabilities, Less Cash and Receivables	(34.1%)	(136,516,876)
Net Assets	100.0%	400,524,538

a	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities on loan is $130,691,833 and the total market value of the collateral held by the fund is $136,542,893.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $586,875,478. Net unrealized depreciation on investments was $49,834,064 of which $35,587,908 related to appreciated investment securities and $85,421,972 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	537,041,414		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	537,041,414		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
March 31, 2008 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)

Consumer Discretionary--13.5%
Advance Auto Parts	31,487	1,072,132
Amazon.com	13,290 a	947,577
Best Buy	13,487 b	559,171
Coach	35,469 a	1,069,390
DeVry	35,969 b	1,504,943
Discovery Holding, Cl. A	35,275 a	748,535
Expedia	50,646 a	1,108,641
Gap	170,805	3,361,442
Home Depot	49,313	1,379,285
Nordstrom	25,143 b	819,662
Omnicom Group	33,605	1,484,669
Philip Morris International	36,414 a	1,841,820
Royal Caribbean Cruises	32,045 b	1,054,280
Starbucks	56,058 a	981,015
Walt Disney	36,711	1,151,991
		19,084,553
Consumer Staples--13.2%
Altria Group	36,414	808,391
Avon Products	85,855	3,394,707
Colgate-Palmolive	19,563	1,524,153
Dean Foods	65,072 a,b	1,307,296
Estee Lauder, Cl. A	28,877	1,324,010
Kraft Foods, Cl. A	65,560	2,033,016
Procter & Gamble	20,541	1,439,308
Wal-Mart Stores	83,899	4,419,799
Whole Foods Market	76,366 b	2,517,787
		18,768,467
Energy--7.7%
Chevron	19,560	1,669,642
Exxon Mobil	50,880	4,303,430
Halliburton	53,617	2,108,757
Schlumberger	5,217	453,879
Sunoco	12,858	674,659
Ultra Petroleum	22,226 a	1,722,515
		10,932,882
Exchange Traded Funds--1.9%
iShares Russell 1000 Growth Index
Fund	11,411	621,215
Powershares QQQ	13,608 b	594,942
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	11,213 b	1,479,780
		2,695,937
Financial--7.2%
Assurant	29,277	1,781,798
Charles Schwab	137,359	2,586,470
Goldman Sachs Group	3,833	633,940
Janus Capital Group	53,221 b	1,238,453
State Street	18,271	1,443,409
Unum Group	114,035 b	2,509,910
		10,193,980
Health Care--12.8%

Allergan	29,096	1,640,723
Amylin Pharmaceuticals	28,235 a,b	824,744
Genentech	28,361 a	2,302,346
Gilead Sciences	46,024 a	2,371,617
Johnson & Johnson	19,573	1,269,701
Medtronic	16,718	808,650
Merck & Co.	48,348	1,834,807
Pharmaceutical Product Development	56,718	2,376,484
Thermo Fisher Scientific	53,880 a	3,062,539
Wyeth	38,254	1,597,487
		18,089,098
Industrial--6.7%
Deere & Co.	13,627	1,096,156
Dover	27,534	1,150,371
FedEx	11,612 b	1,076,084
General Electric	73,419	2,717,237
Union Pacific	8,498	1,065,479
Waste Management	73,258	2,458,538
		9,563,865
Information Technology--19.1%
Accenture, Cl. A	33,898	1,192,193
Agilent Technologies	92,827 a	2,769,029
Akamai Technologies	44,925 a,b	1,265,088
Altera	38,548	710,440
Apple	20,072 a	2,880,332
CA	31,988	719,730
Corning	57,958	1,393,310
eBay	26,037 a	776,944
EMC	119,230	1,709,758
Google, Cl. A	4,999 a	2,201,910
Intel	103,875	2,200,073
Juniper Networks	43,736 a	1,093,400
KLA-Tencor	22,818 b	846,548
Marvell Technology Group	71,711 a	780,216
MEMC Electronic Materials	21,973 a	1,557,886
Nokia, ADR	41,125	1,309,009
NVIDIA	50,091 a	991,301
QUALCOMM	35,347	1,449,227
Texas Instruments	37,309	1,054,725
Visa, Cl. A	4,100 a	255,676
		27,156,795
Materials--3.5%
Allegheny Technologies	17,843	1,273,276
Freeport-McMoRan Copper & Gold	14,791	1,423,190
Monsanto	10,734	1,196,841
Potash of Saskatchewan	6,600	1,024,386
		4,917,693
Software--11.5%
Adobe Systems	35,038 a	1,247,002
Cisco Systems	116,618 a	2,809,328
Electronic Arts	72,050 a	3,596,736
Microsoft	253,002	7,180,197
Oracle	77,823 a	1,522,218
		16,355,481
Telecommunication Services--1.6%
Verizon Communications	62,748	2,287,165
Total Common Stocks
(cost $140,108,399)		140,045,916

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $281,000)	281,000 [c]	281,000

Investment of Cash Collateral for
Securities Loaned--10.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,440,881)	14,440,881 [c]	14,440,881

Total Investments (cost $154,830,280)	109.1%	154,767,797
Liabilities, Less Cash and Receivables	(9.1%)	(12,952,731)
Net Assets	100.0%	141,815,066

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio's securities on loan is $13,985,932 and the total market value of the collateral held by the portfolio is $14,440,881.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $154,830,280. Net unrealized depreciation on investments was $62,483 of which $11,622,411 related to appreciated investment securities and $11,684,894 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	154,767,797		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	154,767,797		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2008 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)

Argentina--.3%
Pampa Holding, GDR	11,791	222,732
Australia--2.0%
QBE Insurance Group	20,000	405,955
Telstra (Installment Receipts)	471,058	1,209,706
		1,615,661
Brazil--5.0%
All America Latina Logistica (Units)	43,570	439,499
Cia de Bebidas das Americas (AmBev), ADR (Preferred)	7,626	576,144
Cia Vale do Rio Doce, ADR (Preferred), Cl. A	22,565	657,770
Global Village Telecom Holdings	26,800 a	505,545
Petroleo Brasileiro, ADR	12,692	1,074,885
Tele Norte Leste Participacoes, ADR	34,647	919,531
		4,173,374
Canada--2.6%
EnCana	10,837	825,616
Nexen	15,727	466,700
Oncolytics Biotech	141,225 a	251,782
Suncor Energy	6,596	637,527
		2,181,625
China--.4%
Harbin Power Equipment, Cl. H	190,000	337,391
Denmark--.7%
AP Moller - Maersk, Cl. B	55	613,647
Finland--1.5%
Elisa	18,580	464,053
Nokia	24,719	782,067
		1,246,120
France--3.8%
Alstom	4,012	869,781
Suez	19,866	1,303,784
Thales	14,572	943,461
		3,117,026
Germany--10.3%
Bayer	13,339	1,068,956
Deutsche Boerse	7,698	1,239,998
E.ON	11,179	2,069,512
Fresenius Medical Care & Co.	11,986	602,697
Gerry Weber International	17,151	613,300
K+S	4,456	1,458,413
SAP	14,265	708,960
Symrise	30,701 a	792,959
		8,554,795
Hong Kong--4.7%
Huabao International Holdings	695,000	571,528
Jardine Matheson Holdings	64,240	2,028,699
Peace Mark Holdings	704,000	634,108
SRE Group	284,000	49,993
Swire Pacific, Cl. A	50,000	564,075
		3,848,403
Indonesia--1.4%
Astra International	208,000	547,963
Indosat	798,000	615,513
		1,163,476

Japan--10.7%
Asahi Breweries	76,400	1,575,060
Ibiden	9,700	381,461
Japan Tobacco	328	1,641,974
KDDI	146	891,994
Mitsubishi	26,000	785,112
Nintendo	1,100	567,215
NTT Urban Development	765	1,097,462
Sawai Pharmaceutical	10,800	524,398
Takeda Pharmaceutical	11,200	560,674
Yamada Denki	9,410	811,858
		8,837,208
Luxembourg--2.0%
ArcelorMittal	7,066	578,858
Millicom International Cellular	11,290 a	1,075,446
		1,654,304
Malaysia--.7%
Bursa Malaysia	131,700	372,639
Telekom Malaysia	65,600	217,402
		590,041
Netherlands--3.2%
Koninklijke Philips Electronics	17,836	682,285
Unilever	58,707	1,971,390
		2,653,675
Norway--3.7%
Aker Kvaerner	19,635	447,271
StatoilHydro	67,382	2,019,204
Subsea 7	25,429 a	574,260
		3,040,735
Philippines--.5%
Ayala	39,705	375,472
Russia--2.1%
Evraz Group, GDR	9,532	813,080
Gazprom, ADR	8,552	431,876
Sistema JSFC, GDR	16,801	528,232
		1,773,188
Singapore--1.6%
DBS Group Holdings	46,000	601,547
Indofood Agri Resources	420,000 a	714,011
		1,315,558
South Africa--2.3%
ArcelorMittal South Africa	25,079	610,957
Gold Fields	37,760	535,438
MTN Group	46,206	721,691
		1,868,086
South Korea--2.3%
KT&G, GDR	15,785 b	617,667
LG Telecom	64,611	508,876
Samsung Fire & Marine Insurance	1,650	340,713
Shinsegae	700	441,056
		1,908,312
Spain--1.5%
Telefonica	42,541	1,222,346
Sweden--.6%
Tele2, Cl. B	25,468	481,127
Switzerland--10.9%
ABB	25,805	692,741
Actelion	9,532 a	519,744
Bank Sarasin & Cie, Cl. B	125	543,752
Nestle	4,703	2,350,079

Nobel Biocare Holding	3,414	794,113
Novartis	21,639	1,109,078
Panalpina Welttransport Holding	2,927	358,101
Roche Holding	9,060	1,705,079
Syngenta	3,109	911,005
		8,983,692
Thailand--2.0%
Advanced Info Service	240,900	765,126
Bangkok Bank	112,000	494,458
Bank of Ayudhya	497,400	364,934
		1,624,518
United Kingdom--20.4%
Admiral Group	37,749	601,593
Anglo American	28,563	1,716,490
BAE Systems	70,500	670,653
BHP Billiton	47,974	1,423,405
British American Tobacco	47,774	1,778,928
Cable & Wireless	522,272	1,543,380
GlaxoSmithKline	52,711	1,116,806
ICAP	53,779	611,503
Prudential	44,124	582,780
Sibir Energy	78,056	850,397
Smith & Nephew	50,122	662,995
St. James's Place	114,602	583,438
Standard Chartered	53,207	1,813,543
Tesco	119,904	901,892
Vodafone Group	453,701	1,358,753
Xstrata	10,526	724,377
		16,940,933
Total Common Stocks
(cost $72,970,607)		80,343,445

Preferred Stocks--.4%

Italy
Unipol Gruppo Finanziario
(cost $447,495)	129,295	371,304

	Face Amount
	Covered by
Options--.7%	Contracts ($)	Value ($)

Call Options
Japanese Yen Futures,
June 2008@ 100.50	173,750	467,388
Japanese Yen Futures,
September 2008@ 105	45,000	107,100
Total Options
(cost $423,193)		574,488

Total Investments (cost $73,841,295)	98.3%	81,289,237
Cash and Receivables (Net)	1.7%	1,425,291
Net Assets	100.0%	82,714,528

ADR - American Depository Receipts
GDR - Global Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, this security amounted to $617,667 or 0.7% of net assets.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $73,841,295. Net unrealized appreciation on investments was $7,447,942 of which $11,734,048 related to appreciated investment securities and $4,286,106 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2008 ($)

Buys:
British Pound,
Expiring 04/02/2008	345,194	685,866	685,085	(781)
Singapore Dollar,
Expiring 08/15/2008	1,696,958	1,205,000	1,238,466	33,466

Sells:
Swiss Franc,
Expiring 04/02/2008	(151,589)	152,612	(152,642)	(31)
Japanese Yen,
Expiring 04/03/2008	(569,857)	5,735	(5,717)	18
South African Rand,
Expiring 04/01/2008	(1,208,186)	149,278	(148,975)	303

Total				32,975

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($) Other Financial Instruments* ($)

Level 1 - Quoted Prices	81,289,237	0

Level 2 - Other Significant Observable Inputs	0	32,975

Level 3 - Significant Unobservable Inputs	0	0

Total	81,289,237	32,975

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2008 (Unaudited)

Common Stocks--92.5%	Shares	Value ($)

Australia--3.5%
Amcor	155,946	1,019,013
Goodman Fielder	129,950	213,771
Insurance Australia Group	330,501	1,105,486
National Australia Bank	44,651	1,230,319
Suncorp-Metway	57,684	678,474
Tabcorp Holdings	96,680	1,250,237
		5,497,300
Belgium--2.2%
Delhaize Group	18,820	1,480,856
Fortis	27,946	704,154
Fortis (Strip)	26,846 a	424
Fortis Group	47,690	1,200,137
		3,385,571
Brazil--.5%
Tele Norte Leste Participacoes, ADR	28,400	753,736
Finland--.9%
UPM-Kymmene	82,478	1,464,892
France--8.4%
BNP Paribas	8,460	853,333
Credit Agricole	62,233	1,925,715
France Telecom	44,359	1,491,683
Lagardere	10,820	809,010
Sanofi-Aventis	49,290	3,697,859
Thomson	37,770	262,370
Total	44,230	3,284,727
Vivendi	20,970	819,386
		13,144,083
Germany--8.2%
Allianz	7,350	1,456,052
Bayerische Motoren Werke	29,090	1,606,951
Daimler	11,644	995,442
Deutsche Post	50,700	1,548,831
Deutsche Telekom	77,490	1,290,664
E.ON	3,259	603,322
Heidelberger Druckmaschinen	21,620	580,597
Muenchener Rueckversicherungs	10,560	2,065,286
RWE	14,099	1,733,077
Siemens	7,830	848,628
		12,728,850
Greece--.8%
Public Power	27,280	1,192,997
Hong Kong--2.9%
BOC Hong Kong Holdings	736,000	1,772,229
HongKong Electric Holdings	25,500	161,041
Hutchison Whampoa	151,900	1,437,484
Johnson Electric Holdings	1,088,000	514,457
Yue Yuen Industrial Holdings	220,500	691,307
		4,576,518
Ireland--.2%
Bank of Ireland	22,446	332,220
Italy--5.9%
Banco Popolare	58,100 a	962,478

ENI	37,955	1,291,313
Mediaset	162,020	1,504,046
Saras	230,370	1,185,656
Telecom Italia	838,650	1,766,248
UniCredit	192,240	1,292,910
Unipol Gruppo Finanziario	383,680	1,199,360
		9,202,011
Japan--21.7%
77 Bank	33,100	185,291
Aeon	142,400	1,697,143
Astellas Pharma	4,000	154,896
Canon	20,059	923,664
Central Japan Railway	138	1,425,963
Chiyoda	186,700	1,695,059
Chuo Mitsui Trust Holdings	177,700	1,074,971
Dentsu	208	473,676
JS Group	49,200	738,888
KDDI	91	555,969
Kubota	265,900	1,651,205
Mitsubishi UFJ Financial Group	286,800	2,474,398
NGK Spark Plug	30,400	395,249
Nippon Paper Group	299	707,905
Nissan Motor	94,100	777,873
NOK	1,600	32,745
Nomura Holdings	123,100	1,840,078
Ricoh	30,700	504,480
Rohm	13,000	804,675
Sekisui Chemical	89,300	540,208
Sekisui House	119,800	1,108,102
Seven & I Holdings	70,100	1,758,126
Shimamura	14,000	1,199,438
Shin-Etsu Chemical	22,400	1,157,303
Sumitomo	67,000	882,534
Sumitomo Mitsui Financial Group	313	2,059,872
Taiheiyo Cement	199,500	480,337
Takeda Pharmaceutical	30,500	1,526,836
Teijin	262,600	1,106,461
THK	49,200	847,476
Tokyo Electron	12,200	741,693
Tokyo Gas	219,900	889,042
Toyota Motor	28,600	1,425,983
		33,837,539
Malaysia--.7%
Malayan Banking	391,500	1,034,290
Netherlands--3.3%
Aegon	73,232	1,077,536
Koninklijke DSM	17,670	852,242
Koninklijke Philips Electronics	6,470	247,499
Royal Dutch Shell, Cl. A	77,324	2,668,576
Wolters Kluwer	8,350	221,072
		5,066,925
Russia--.6%
Gazprom, ADR	19,940	1,006,970
Singapore--1.4%
DBS Group Holdings	166,230	2,173,809
South Africa--.4%
Nedbank Group	43,250	621,819
South Korea--2.8%

Hyundai Motor	9,413	749,922
Kookmin Bank, ADR	9,890	554,335
Korea Electric Power, ADR	31,110	467,894
KT, ADR	33,750	801,563
Samsung Electronics	1,994	1,254,367
SK Telecom, ADR	26,650	575,907
		4,403,988
Spain--1.2%
Banco Santander	20,300	404,455
Repsol	42,830	1,478,132
		1,882,587
Sweden--.9%
Sandvik	17,700	307,568
Telefonaktiebolaget LM Ericsson, Cl. B	581,900	1,141,893
		1,449,461
Switzerland--7.8%
Ciba Holding	44,546	1,624,666
Clariant	106,120	905,081
Nestle	6,015	3,005,683
Novartis	76,330	3,912,191
Swiss Reinsurance	14,790	1,291,947
UBS	48,450	1,407,982
		12,147,550
Taiwan--.8%
Compal Electronics	637,325	611,532
United Microelectronics, ADR	200,071	676,240
		1,287,772
United Kingdom--17.4%
Anglo American	26,100	1,568,476
BP	396,713	4,031,140
Centrica	244,980 a	1,450,082
Debenhams	358,710	404,009
Friends Provident	231,819 a	572,258
GlaxoSmithKline	131,840	2,793,341
HBOS	67,498	739,396
HSBC Holdings	178,408	2,919,550
Kingfisher	427,278	1,101,924
Old Mutual	524,510	1,150,264
Punch Taverns	80,787	869,455
Royal Bank of Scotland Group	104,784	696,827
SABMiller	43,170	949,015
Tesco	138,341	1,040,571
Trinity Mirror	85,390 a	498,791
Unilever	94,822	3,197,304
Vodafone Group	720,083	2,156,519
WPP Group	77,230 a	921,159
		27,060,081
Total Common Stocks
(cost $160,134,715)		144,250,969

Preferred Stocks--1.5%

Germany
Henkel
(cost $2,364,143)	49,460	2,286,337

Other Investment--4.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $6,500,000)	6,500,000 [b]	6,500,000

Total Investments (cost $168,998,858)	98.2%	153,037,306
Cash and Receivables (Net)	1.8%	2,773,452
Net Assets	100.0%	155,810,758

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $168,998,858. Net unrealized depreciation on investments was $15,961,552 of which $7,556,803 related to appreciated investment securities and $23,518,355 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2008 ($)

Buys:
Japanese Yen,
Expiring 04/01/2008	13,724,217	137,187	137,683	495
Japanese Yen,
Expiring 04/01/2008	467,548	4,698	4,690	(8)

Sells:
Australian Dollar,
Expiring 04/01/2008	(35,353)	32,465	(32,309)	156
Australian Dollar,
Expiring 04/02/2008	(33,653)	30,692	(30,756)	(64)
Euro,
Expiring 04/02/2008	(60,530)	95,631	(95,562)	69
Euro,
British Pound,
Expiring 04/01/2008	(26,063)	52,022	(51,726)	296
British Pound,
Expiring 04/02/2008	(151,824)	301,492	(301,316)	176
Hong Kong Dollar,
Expiring 04/01/2008	(123,552)	15,873	(15,875)	(2)
Swedish Krona,
Expiring 04/01/2008	(606,485)	101,874	(102,070)	(196)
Swedish Krona,
Expiring 04/02/2008	(645,585)	108,769	(108,651)	118

Total				1,040

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	153,037,306		0

Level 2 - Other Significant Observable Inputs	0		1,040

Level 3 - Significant Unobservable Inputs	0		0

Total	153,037,306		1,040

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--20.5%	Principal Amount ($)	Value ($)

American Express Centurion Bank
4.93%, 6/3/08	5,000,000	5,000,000
American Express Company
4.85%, 5/22/08	5,000,000	5,000,000
Branch Banking & Trust Co.
2.88%, 11/5/08	10,000,000	10,000,000
Comerica Inc.
4.72%, 5/5/08	10,000,000	10,000,000
Harris N.A.
2.91%, 8/6/08	10,000,000	10,003,080
Regions Bank
4.65%, 5/9/08	10,000,000	10,000,000
Union Bank of California, N.A. (Yankee)
2.85%, 9/2/08	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $60,003,080)		60,003,080
Commercial Paper--71.4%

Allied Irish Banks N.A. Inc.
4.81% - 4.90%, 5/21/08 - 6/11/08	12,000,000	11,892,574
Alpine Securitization Corp.
3.10%, 5/13/08	10,000,000 a	9,964,067
Atlantic Asset Securitization LLC
2.51%, 9/22/08	10,000,000 a	9,880,133
Barclays U.S. Funding Corp.
2.55% - 5.16%, 4/3/08 - 9/22/08	10,000,000	9,937,824
Canadian Imperial Bank of Commerce
4.80%, 4/9/08	10,000,000	9,989,544
Cancara Asset Securitisation Ltd.
4.55%, 4/7/08	10,000,000 a	9,992,500
Citigroup Funding Inc.
3.22%, 8/26/08	10,000,000	9,870,558
Commerzbank U.S. Finance Inc.
3.06%, 8/20/08	6,000,000	5,929,148
CRC Funding LLC
3.36%, 4/23/08	10,000,000 a	9,979,650
FCAR Owner Trust, Ser. I
3.02% - 3.17%, 6/23/08 - 7/15/08	10,000,000	9,919,917
JPMorgan Chase & Co.
5.07%, 4/1/08	10,000,000	10,000,000
Lehman Brothers Holdings Inc.
5.00%, 4/25/08	10,000,000	9,967,500
Morgan Stanley
3.87%, 7/14/08	10,000,000	9,890,222
Picaros Funding LLC
3.14%, 5/23/08	6,000,000 a	5,972,960
Ranger Funding Company, LLC

4.38%, 4/11/08	6,700,000 a	6,691,941
Santander Central Hispano Finance (Delaware) Inc.
2.66%, 9/17/08	15,000,000	14,814,804
Scaldis Capital Ltd.
4.55%, 4/8/08	10,000,000 a	9,991,250
Solitaire Funding Ltd.
4.39%, 4/7/08	10,000,000 a	9,992,767
Swedbank (ForeningsSparbanken AB)
4.86%, 4/23/08	10,000,000	9,971,003
Toronto-Dominion Holdings USA Inc.
4.85%, 5/27/08	10,000,000	9,926,422
UBS Finance Delaware LLC
2.50%, 9/22/08	5,000,000	4,940,308
Unicredit Delaware Inc.
4.81%, 6/25/08	10,000,000	9,889,264
Total Commercial Paper
(cost $209,404,356)		209,404,356
Corporate Notes--3.1%

General Electric Capital Corp.
2.62%, 4/25/08	5,000,000 b	5,000,000
Wells Fargo & Co.
3.17%, 4/4/08	4,000,000 b	4,000,000
Total Corporate Notes
(cost $9,000,000)		9,000,000
Promissory Note--3.4%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $10,000,000)	10,000,000 [c]	10,000,000
Repurchase Agreement--1.7%

Greenwich Capital Markets
3.10%, dated 3/31/08, due 4/1/08 in the amount of
$5,000,431 (fully collateralized by $4,925,000
Government National Mortgage Association, 6%, due
2/15/38, value $5,104,412)
(cost $5,000,000)	5,000,000	5,000,000
Total Investments (cost $293,407,436)	100.1%	293,407,436
Liabilities, Less Cash and Receivables	(.1%)	(364,615)
Net Assets	100.0%	293,042,821

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $72,465,268 or 24.7% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $10,000,000. At March 31, 2008, the aggregate value of this security was $10,000,000 representing 3.4% of net assets and is valued at cost.

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	293,407,436		0

Level 3 - Significant Unobservable Inputs	0		0

Total	293,407,436		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--123.8%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
Raytheon,
Sr. Unscd. Notes	5.50	11/15/12	210,000	224,335
Asset-Backed Ctfs./Auto Receivables--3.3%
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	904,459	892,529
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	270,000 a	251,478
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	745,739	732,971
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	895,000	836,812
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	209,377	207,611
Ford Credit Auto Owner Trust,
Ser. 2005-A, Cl. A4	3.72	10/15/09	415,943	416,493
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	650,000	649,350
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	240,000	243,107
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	215,000	199,230
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	219,800
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	300,000	303,952
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000	433,649
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	325,000	328,053
				5,715,035
Asset-Backed Ctfs./Credit Cards--1.6%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	3.21	1/15/13	1,400,000 a,b	1,278,325
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	3.30	1/9/12	1,685,000 b	1,563,948
				2,842,273
Asset-Backed Ctfs./Home Equity Loans--2.7%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	2.66	4/25/36	10,816 b	10,816
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	525,000 b	484,502
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A1	2.64	5/25/36	58,054 b	57,566
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	950,000 b	934,393
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	882,244 b	881,945
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	100,000 b	19,992
Citicorp Residential Mortgage

Securities, Ser. 2007-2, Cl. M9	7.00	6/25/37	350,000 b	128,496
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	8,870 b	8,828
First NLC Trust,
Ser. 2005-3, Cl. AV2	2.83	12/25/35	68,428 b	67,957
GSAA Trust,
Ser. 2006-7, Cl. AV1	2.68	3/25/46	255,466 b	250,314
JP Morgan Mortgage Acquisition,
Ser. 2006-CW1, Cl. A2	2.64	5/25/36	43,120 b	42,825
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	2.70	4/1/37	746,477 b	715,212
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	2.64	4/25/36	16,914 b	16,853
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	285,000 b	232,892
Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	2.67	3/25/36	33,144 b	32,989
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	240,121 b	236,867
Residential Asset Securities,
Ser. 2006-EMX4, Cl. A1	2.64	6/25/36	128,817 b	126,638
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	129,550 b	69,775
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	140,000 b	117,863
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	270,000 a,b	150,302
Specialty Underwriting &
Residential Finance,
Ser. 2006-BC2, Cl. A2A	2.66	2/25/37	91,560 b	90,700
				4,677,725
Asset-Backed Ctfs./Manufactured Housing--.1%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	213,685	223,311
Origen Manufactured Housing,
Ser. 2005-B, Cl. A1	5.25	2/15/14	26,294	26,257
				249,568
Banks--6.8%
Bank of America,
Jr. Sub. Notes	8.00	12/29/49	870,000 b	872,514
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	260,000	244,400
Chuo Mitsui Trust & Banking,
Jr. Sub. Notes	5.51	12/29/49	245,000 a,b	204,964
Colonial Bank,
Sub. Notes	6.38	12/1/15	500,000	431,454
Colonial Bank,
Sub. Notes	8.00	3/15/09	140,000	143,948
First Union,
Sub. Notes	6.38	1/15/09	610,000	619,127
Glitnir Banki,
Sub. Notes	6.69	6/15/16	270,000 a,b	217,771
ICICI Bank,
Bonds	4.92	1/12/10	250,000 a,b	239,326
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	190,000	186,116
Manufacturers & Traders Trust,

Sub. Notes	5.59	12/28/20	275,000 b	256,611
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	3.33	12/4/12	1,750,000 b	1,636,031
NB Capital Trust IV,
Bank Gtd. Cap. Secs.	8.25	4/15/27	620,000	637,044
Regions Financial,
Sr. Unscd. Notes	3.21	8/8/08	825,000 b	819,566
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	670,000 a,b	569,694
Shinsei Finance Cayman,
Jr. Sub. Secs.	6.42	1/29/49	90,000 a,b	59,736
Sovereign Bancorp,
Sr. Unscd. Notes	2.83	3/23/10	370,000 b	354,453
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	525,000 b	519,679
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	435,000 b	322,639
Washington Mutual
Sr. Unscd. Notes	4.56	1/15/10	475,000 b	425,431
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	290,000	308,895
Wells Fargo Bank,
Sub. Notes	7.55	6/21/10	1,910,000	2,074,520
Zions Bancorporation,
Sr. Unscd. Notes	4.38	4/15/08	365,000 b	364,836
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	465,000	433,867
				11,942,622
Building & Construction--.1%
Masco,
Sr. Unscd. Notes	3.20	3/12/10	240,000 b	224,648
Chemicals--.6%
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	425,000	427,270
Lubrizol,
Gtd. Notes	4.63	10/1/09	445,000	446,780
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	145,000	149,634
				1,023,684
Commercial & Professional Services--.8%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	430,000	425,233
ERAC USA Finance,
Notes	3.50	4/30/09	110,000 a,b	109,663
ERAC USA Finance,
Bonds	5.60	5/1/15	310,000 a	276,910
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	500,000 a	447,510
ERAC USA Finance,
Notes	7.95	12/15/09	210,000 a	221,682
				1,480,998
Commercial Mortgage Pass-Through Ctfs.--6.3%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	190,000	187,074
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	2.87	4/25/36	81,262 a,b	74,482
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	2.96	4/25/34	147,265 a,b	132,933
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	3.18	12/25/33	153,344 a,b	145,022
Bayview Commercial Asset Trust,

Ser. 2006-2A, Cl. B2	4.07	7/25/36	390,601 a,b	216,354
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	4.30	4/25/36	95,403 a,b	52,471
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	5.60	11/25/35	99,517 a,b	54,854
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	6.10	1/25/36	74,942 a,b	43,415
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	430,000 b	427,427
Capco America Securitization,
Ser. 1998-D7, Cl. A1B	6.26	10/15/30	326,895	327,567
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A2	5.41	1/15/46	340,000	337,131
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	3.01	5/15/23	420,861 a,b	396,658
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	190,000 a	180,128
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	505,000 a	469,211
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	240,000 a	228,408
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	350,000 a	315,924
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	340,000 a	316,441
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	170,000 a	156,131
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	3.33	3/6/20	1,065,000 a,b	990,604
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	3.52	3/6/20	395,000 a,b	370,070
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	4.13	3/6/20	225,000 a,b	178,885
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	340,000	328,357
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	720,220
LB-UBS Commercial Mortgage Trust,
Ser. 2001-C3, Cl. A2	6.37	12/15/28	610,000	625,551
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	505,000	500,799
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	165,000 b	164,507
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	590,000	591,931
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	515,000	512,033
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	500,000	493,345
Nationslink Funding,
Ser. 1998-2, Cl. A2	6.48	8/20/30	134,565	134,298
SBA CMBS Trust,

Ser. 2006-1A, Cl. D	5.85	11/15/36	135,000 a	124,204
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.10	8/15/39	325,000 b	332,753
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	873,339 a	854,833
				10,984,021
Diversified Financial Services--8.8%
American Express Credit,
Sr. Unscd. Notes	3.12	11/9/09	315,000 b	308,404
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000 b	220,931
Amvescap,
Gtd. Notes	5.38	2/27/13	250,000	250,450
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	490,000	541,362
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	550,000 a	348,752
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/77	855,000 b	844,788
Countrywide Home Loans,
Gtd. Notes, Ser. L	3.25	5/21/08	150,000 c	147,110
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	1,910,000	1,913,639
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	426,000 b	361,484
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	730,000	756,576
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	965,000	879,554
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	425,000 a,b	426,792
General Electric Capital,
Sr. Unscd. Notes	3.99	10/21/10	945,000 b	936,984
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	315,000 b	209,998
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	195,000	187,387
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	625,000 b	507,577
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	350,000	355,928
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	680,000	516,268
John Deere Capital,
Sr. Unscd. Notes	3.12	9/1/09	310,000 b	308,649
Lehman Brothers Holdings,
Sr. Notes	3.17	8/21/09	620,000 b	593,957
Lehman Brothers Holdings,
Sr. Notes	6.00	7/19/12	155,000	153,129
MBNA,
Notes	6.13	3/1/13	750,000	802,762
Merrill Lynch,
Sub. Notes	5.70	5/2/17	740,000	704,175
Merrill Lynch,
Sr. Unscd. Notes	6.05	8/15/12	570,000	579,464
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,097,000	1,019,623
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	250,000 b	204,097
SB Treasury,

Jr. Sub. Bonds		9.40	12/29/49	180,000 a,b	182,360
SLM,
Sr. Unscd. Notes, Ser. A		4.00	1/15/09	930,000	837,545
Tokai Preferred Capital,
Bonds		9.98	12/29/49	255,000 a,b	256,178
Windsor Financing,
Scd. Notes		5.88	7/15/17	106,798 a	116,982
					15,472,905
Electric Utilities--3.0%
Cleveland Electric Illumination,
Sr. Unscd. Notes		5.70	4/1/17	500,000	486,140
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D		5.30	12/1/16	400,000	406,776
Consumers Energy,
First Mortgage Bonds, Ser. O		5.00	2/15/12	655,000	664,310
Enel Finance International,
Gtd. Notes		5.70	1/15/13	185,000 a	191,682
FPL Group Capital,
Gtd. Debs.		5.63	9/1/11	950,000	1,002,050
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	605,000	622,484
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	265,000	255,455
NiSource Finance,
Gtd. Notes		3.66	11/23/09	260,000 b	252,489
NiSource Finance,
Gtd. Notes		5.25	9/15/17	375,000	342,034
Ohio Power,
Sr. Unscd. Notes		4.83	4/5/10	390,000 b	380,363
Pacific Gas & Electric,
Sr. Unscd. Notes		6.35	2/15/38	260,000	264,253
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	130,000	125,317
Southern,
Sr. Unscd. Notes, Ser. A		5.30	1/15/12	290,000	303,688
					5,297,041
Environmental Control--.5%
Allied Waste North America,
Sr. Scd. Notes, Ser. B		5.75	2/15/11	175,000	171,937
Allied Waste North America,
Sr. Scd. Notes		6.38	4/15/11	140,000	138,425
Republic Services,
Sr. Unsub. Notes		6.75	8/15/11	365,000	397,275
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	225,000	230,255
					937,892
Food & Beverages--.2%
H.J. Heinz,
Sr. Unscd. Notes		6.43	12/1/20	225,000 a	228,844
Kraft Foods,
Sr. Unscd. Notes		6.00	2/11/13	100,000	103,495
					332,339
Foreign/Governmental--2.1%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.33	6/16/08	660,000 b	663,300
Export-Import Bank of Korea,
Unsub. Notes		4.50	8/12/09	575,000	577,220
Mexican Bonos,
Gov't Gtd. Bonds, Ser. MI10	MXN	9.00	12/20/12	9,150,000 d	916,053
Republic of Argentina,

Bonds	3.00	4/30/13	290,000 b	180,743
Republic of Argentina,
Sr. Unscd. Bonds	3.09	8/3/12	940,000 b	501,725
Republic of Argentina,
Bonds, Ser. VII	7.00	9/12/13	425,000	350,625
Russian Federation,
Unsub. Bonds	8.25	3/31/10	491,688 a	520,698
				3,710,364
Health Care--.8%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	255,000	255,105
American Home Products,
Sr. Unscd. Notes	6.95	3/15/11	325,000 b	351,536
Community Health Systems,
Gtd. Notes	8.88	7/15/15	205,000	206,794
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	225,000	212,972
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	155,000	174,365
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	255,000	250,014
				1,450,786
Lodging & Entertainment--.1%
MGM Mirage,
Gtd. Notes	8.38	2/1/11	210,000	211,575
Machinery--.4%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	185,000 a	184,920
Case New Holland,
Gtd. Notes	7.13	3/1/14	190,000	187,150
WeatherFord International,
Gtd. Notes	5.15	3/15/13	330,000	330,644
				702,714
Media--2.0%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	510,000	523,548
Comcast,
Gtd. Notes	5.50	3/15/11	530,000	534,381
Comcast,
Gtd. Notes	6.30	11/15/17	425,000	430,925
News America Holdings,
Gtd. Debs.	7.70	10/30/25	425,000	466,809
News America,
Gtd. Notes	6.15	3/1/37	460,000	435,949
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	670,000	662,142
Time Warner,
Gtd. Notes	6.75	4/15/11	480,000	493,939
				3,547,693
Municipal Obligations--1.0%
City of New York,
GO, Ser. D	5.38	6/1/32	210,000 e	231,179
City of New York,
GO, Ser. J	5.50	6/1/21	85,000 e	95,346
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	110,000 e	121,384
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	75,000 e	82,762
Clark County,
GO (Bond Bank) (Insured; MBIA)	5.25	6/1/20	105,000 e	115,970
Cypress-Fairbanks Independent

School District, GO
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	95,000 e	100,107
Denver City and County,
Excise Tax Revenue (Colorado
Convention Center Project)
(Insured; FSA)	5.00	9/1/20	95,000 e	101,626
Fort Worth Independent School
District, GO (Insured; PSF-GTD)	6.00	2/15/20	215,000 e	229,487
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue
(Insured; FSA)	5.00	7/1/31	130,000 e	141,475
Los Angeles Unified School
District, GO, Ser. A (Insured;
MBIA)	5.00	1/1/28	225,000 e	247,939
Miami,
GO (Homeland
Defense/Neighborhood)
(Insured; MBIA)	5.50	1/1/22	130,000 e	142,195
Shelby County,
GO (Public Improvement and
School Bonds) (Insured; MBIA)	5.00	3/1/14	70,000 e	74,883
Williamson County,
GO (Insured; FSA)	6.00	8/15/14	75,000 e	81,372
				1,765,725
Oil & Gas--.6%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	90,000	92,700
Gaz Capital,
Sr. Unscd. Notes	6.51	3/7/22	420,000 a	375,375
Hess,
Sr. Unscd. Notes	6.65	8/15/11	470,000	506,401
				974,476
Packaging & Containers--.3%
Ball,
Gtd. Notes	6.88	12/15/12	120,000	122,700
Crown Americas,
Gtd. Notes	7.63	11/15/13	325,000	333,125
				455,825
Property & Casualty Insurance--2.0%
Allstate,
Jr. Sub. Debs.	6.50	5/15/67	170,000 b	140,406
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	950,000	956,501
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	450,000	452,819
Lincoln National,
Sr. Unscd. Notes	2.98	3/12/10	425,000 b	414,038
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,050,000	1,033,453
Nippon Life Insurance,
Notes	4.88	8/9/10	475,000 a	486,343
				3,483,560
Real Estate Investment Trusts--3.6%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	350,000	358,610
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	245,000	254,086
Boston Properties,

Sr. Unscd. Notes	5.00	6/1/15	470,000	419,452
Duke Realty,
Sr. Notes	5.88	8/15/12	1,250,000	1,195,205
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	350,000	303,688
ERP Operating,
Sr. Unscd. Notes	5.25	9/15/14	85,000	78,973
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	145,000	128,942
ERP Operating,
Sr. Unscd. Notes	5.50	10/1/12	285,000	278,027
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	325,000	301,623
Federal Realty Investment Trust,
Notes	6.00	7/15/12	100,000	101,839
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	475,000	441,761
HRPT Properties Trust,
Sr. Unscd. Notes	3.40	3/16/11	238,000 b	230,298
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	185,000	163,803
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	225,000	221,373
Mack-Cali Realty,
Notes	5.25	1/15/12	400,000	387,664
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000	377,521
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	210,000	204,414
Regency Centers,
Gtd. Notes	5.25	8/1/15	145,000	134,025
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000	110,093
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	550,000	535,904
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	150,000	150,073
				6,377,374
Residential Mortgage Pass-Through Ctfs.--3.0%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	142,760 b	140,787
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	950,000 b	919,558
CSAB Mortgage Backed Trust,
Ser. 2006-3, Cl. A1A	6.00	11/25/36	961,815 b	922,909
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	1,810,271	1,767,411
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	2.95	5/25/36	259,595 b	180,238
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	6.04	6/25/36	69,826 b	24,003
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	425,000 b	361,373
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	475,000 b	396,653
WaMu Pass-Through Certificates,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	575,000 b	577,716
				5,290,648
Retail--.5%
CVS Caremark,

Sr. Unscd. Notes	3.38	6/1/10	250,000 b	243,122
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	155,000	162,268
Delhaize Group,
Sr. Unsub Notes	6.50	6/15/17	125,000	129,311
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	110,000	115,344
Macys Retail Holdings,
Gtd. Notes	5.35	3/15/12	90,000	85,826
Macys Retail Holdings,
Gtd. Notes	5.90	12/1/16	95,000	84,571
				820,442
Specialty Steel--.2%
Steel Dynamics,
Sr. Notes	7.38	11/1/12	270,000 a	274,050
State/Territory Gen Oblg--2.8%
California Department of Water
Resources, Power Supply Revenue Bonds	5.13	5/1/18	470,000 e	516,210
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	340,000	355,456
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	400,000	377,660
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.05	6/1/34	375,000 b	355,571
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,425,000	1,385,841
New York State Urban Development,
Personal Income Tax-Ser. C-1,
Revenue Bonds	5.00	3/15/33	235,000 e	257,146
New York State Urban Development,
Personal Income Tax-Ser. B,
Revenue Bonds	5.13	3/15/29	75,000 e	82,497
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	720,000	705,600
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	735,000	701,638
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	130,000 e	142,544
				4,880,163
Telecommunications--1.8%
AT & T,
Sr. Unscd. Notes	3.16	5/15/08	380,000 b	380,138
AT & T,
Gtd. Notes	7.30	11/15/11	440,000 b	476,957
KPN,
Sr. Unsub. Notes	8.00	10/1/10	115,000	123,552
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	331,000	324,380
Qwest,
Sr. Unscd. Notes	8.88	3/15/12	30,000 b	30,750
Telefonica Emisiones,
Gtd. Notes	2.84	6/19/09	250,000 b	243,571
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	375,000	386,437
Time Warner Cable,

Gtd. Notes	5.85	5/1/17	440,000	421,900
Time Warner,
Gtd. Notes	5.88	11/15/16	900,000	857,275
				3,244,960
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	400,000	424,173
U.S. Government Agencies/Mortgage-Backed--50.8%
Federal Home Loan Mortgage Corp.:
5.00%			420,000 f	424,266
5.50%			19,685,000 f	19,878,779
6.00%			10,750,000 f	11,023,792
3.50%, 9/1/10			150,004	150,094
6.00%, 11/1/37			5,081,419	5,216,262
Multiclass Mortgage
Participation Ctfs.
(Interest Only), Ser. 2764,
Cl. IT, 5.00%, 6/15/27			7,390,400 g	648,342
Federal National Mortgage Association:
5.00%			980,000 f	989,340
5.50%			4,380,000 f	4,410,796
6.00%			4,195,000 f	4,297,908
6.50%			12,790,000 f	13,238,060
4.00%, 5/1/10			718,524	727,662
5.00%, 11/1/20 - 11/1/21			4,549,880	4,604,985
5.50%, 9/1/34			325,659	329,624
6.00%, 9/1/22 - 11/1/37			9,275,493	9,529,181
7.00%, 6/1/29 - 9/1/29			95,262	101,463
Government National Mortgage Association I:
5.50%, 4/15/33 - 3/15/34			2,562,953	2,620,214
8.00%, 9/15/08			7	7
Ser. 2004-23, Cl. B, 2.95%,
3/16/19			1,283,965	1,273,606
Ser. 2007-46, Cl. A, 3.14%,
11/16/29			405,050	403,145
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			770,148	771,342
Ser. 2006-67, Cl. A, 3.95%,
10/6/11			973,547	978,024
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			447,108	449,473
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			96,007	96,317
Ser. 2007-52, Cl. A, 4.05%,
10/16/25			569,410	572,848
Ser. 2006-66, Cl. A, 4.09%,
1/16/30			914,560	920,962
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			909,471	917,325
Ser. 2006-5, Cl. A, 4.24%,
7/16/29			656,987	663,134
Ser. 2006-55, Cl. A, 4.25%,
7/16/29			838,764	846,932
Ser. 2005-32, Cl. B, 4.39%,
8/16/30			659,731	665,908
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			532,433	538,762
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			1,000,000	1,014,163
Government National Mortgage Association II
7.00%, 9/20/28 - 7/20/29			16,706	17,853

Federal Home Loan Mortgage Corp.,
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	655,576	634,285
		88,954,854
U.S. Government Securities--16.7%
U.S. Treasury Bonds:
4.50%, 2/15/36	2,018,000 c	2,085,320
5.00%, 5/15/37	1,578,000 c	1,765,758
U.S. Treasury Notes:
3.38%, 9/15/09	4,850,000 c	4,977,317
3.88%, 10/31/12	4,685,000 c	4,981,842
4.63%, 11/15/16	731,000 c	806,727
4.75%, 8/15/17	9,885,000 c	10,939,917
4.88%, 4/30/11	560,000 c	610,313
5.13%, 6/30/08	3,054,000 c,h	3,083,111
		29,250,305
Total Bonds and Notes
(cost $220,239,093)		217,224,773
	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@2.5	5,110,000	24,343
3-Month Floor USD Libor-BBA
Interest Rate, January 2009
@2.5	9,250,000	14,963
U.S. Treasury 5-Year Notes,
May 2008@ 113.5	10,400,000	158,438
Total Options
(cost $134,789)		197,744
	Principal
Short-Term Investments--5.5%	Amount ($)	Value ($)

U.S. Government Agencies--5.4%
Federal National Mortgage
Association, Discount Notes, 1.69%, 5/13/08	9,515,000	9,496,256
U.S. Treasury Bills--.1%
1.32%, 5/15/08	225,000 h	224,656
Total Short-Term Investments
(cost $9,720,893)		9,720,912

Other Investment--.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,547,000)	1,547,000 [i]	1,547,000

Investment of Cash Collateral for
Securities Loaned--14.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $25,292,053)	25,292,053 [i]	25,292,053

Total Investments (cost $256,933,828)	144.7%	253,982,482
Liabilities, Less Cash and Receivables	(44.7%)	(78,465,128)
Net Assets	100.0%	175,517,354

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $13,141,165 or 7.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio's securities on loan is $24,700,172 and the total market value of the collateral held by the portfolio is $25,292,053.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
MXN--Mexican Peso
e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f	Purchased on a forward commitment basis.
g	Notional face amount shown.
h	Partially held by the custodian in a segregated account as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $256,933,828. Net unrealized depreciation on investments was $2,951,346 of which $2,515,618 related to appreciated investment securities and $5,466,964 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES March 31, 2008
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
U.S. Treasury 2 year Notes	21	4,507,781	June 2008	17,719
Euro-Bobl	62	10,804,803	June 2008	(141,559)
British Long Gilt	28	6,184,929	June 2008	29,355
Financial Futures Short
U.S. Treasury 5 year Notes	62	(7,082,531)	June 2008	(3,626)
U.S. Treasury 10 year Notes	49	(5,828,703)	June 2008	(96,047)
U.S. Treasury 30 year Bonds	43	(5,108,266)	June 2008	(56,923)
				(251,081)

At March 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 3/31/2008 ($)

Purchases:
Brazilian Real, expiring 6/18/2008	600,000	338,887	336,666	(2,221)
Brazilian Real, expiring 6/18/2008	270,000	152,845	151,500	(1,345)
Brazilian Real, expiring 6/18/2008	670,000	379,174	375,944	(3,230)
				(6,796)
Sales:
Mexican New Peso, expiring 6/18/2008	9,630,000	883,648	895,838	(12,190)

Total				(18,986)

At March 31, 2008, the fund held the following open swap agreements:
					Unrealized
					Appreciation/
Credit Default Swaps	Reference		Expiration	Notational	(Depreciation)
Counterparty	Entity	Fixed Rate	Date	Amount	at 3/31/2008 ($)

Lehman Brothers	Auto Receivable Backed, 2007-1, BBB Index	1.50	2/15/2014	470,000	(87,807)
Deutsche Bank	Campbell Soup Co., 4.875%, 10/1/2013	(0.53)	3/20/2013	180,000	(1,131)
Morgan Stanley	Campbell Soup Co., 4.875%, 10/1/2013	(0.51)	3/20/2013	680,000	(3,639)
Citibank	Century Tel, 7.875%, 8/15/2012	(1.16)	9/20/2015	407,000	10,238
Citibank	Century Tel, 7.875%, 8/15/2012	(1.19)	9/20/2015	900,000	20,956
Morgan Stanley	Century Tel, 7.875%, 8/15/2012	(1.15)	9/20/2015	118,000	3,042
Citibank	CIT Group, 7.75%, 4/2/2012	14.50	9/20/2008	880,000	(7,830)
Deutsche Bank	Dow Jones CDX.NA.IG.9 Index	(0.80)	12/20/2017	1,770,000	(10,477)
UBS	Dow Chemical Co., 6%, 10/1/2012	(0.96)	3/20/2013	430,000	(2,684)
UBS	Eastman Chemical Co., 7.6%, 2/1/2027	(0.97)	3/20/2013	1,750,000	(5,679)
Morgan Stanley	Goldman, Saqchs & Co., 6.6%, 1/15/2012	(1.37)	6/20/2013	1,300,000	4,473
Deutsche Bank	Kohls, 6.3%, 3/1/2011	(1.60)	3/20/2013	180,000	1,188
Goldman Sachs & Co.	Kohls, 6.3%, 3/1/2011	(1.68)	3/20/2013	190,000	574
J.P. Morgan Chase Bank	Kohls, 6.3%, 3/1/2011	(1.55)	3/20/2013	180,000	1,591
Morgan Stanley	Kohls, 6.3%, 3/1/2011	(1.62)	3/20/2013	320,000	1,826
J.P. Morgan Chase Bank	Meadwestvaco, 6.85%, 2012	(1.10)	6/20/2017	920,000	48,635
Deutsche Bank	R.R. Donnelley & Sons, 4.95%, 4/1/2014	(1.60)	3/20/2012	310,000	5,525
J.P. Morgan Chase Bank	R.R. Donnelley & Sons, 4.95%, 4/1/2014	(1.70)	12/20/2011	120,000	1,558
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	(0.96)	6/20/2012	670,000	313
Deutsche Bank	Republic of Panama, 8.875%, 9/30/2027	(1.89)	2/20/2013	870,000	(6,960)
Deutsche Bank	Telefonica Emisiones SAU, 4.375%, 2/2/2016	(0.65)	6/20/2009	250,000	98
J.P. Morgan Chase Bank	Weatherford International, 4.95%, 10/15/2013	(0.95)	6/20/2013	330,000	(426)

Total					(26,616)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	26,997,491	(251,081)

Level 2 - Other Significant Observable Inputs	226,984,991	(45,602)

Level 3 - Significant Unobservable Inputs	0	0

Total	253,982,482	(296,683)

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)